Loss Per Share (Details) - Schedule of loss per share - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss per share [Abstract]
Loss attributable to owners of the Company	SFr (17,390,166)	SFr (8,200,165)	SFr (6,631,901)
Weighted average number of shares outstanding	13,246,281	6,014,146	2,909,056
Basic and diluted loss per share	SFr (1.31)	SFr (1.36)	SFr (2.28)